30. INSURANCE	12 Months Ended
Dec. 31, 2020
Disclosure of types of insurance contracts [abstract]
INSURANCE
30.	INSURANCE

During the concession period, the concessionary has the obligation of maintaining the following insurance coverage, over the prescribed terms: “all risks” policy that covers property damages for all insurable assets belonging to the concession, insurance and against economic losses to insure the continuity of services. All material and/or high-risk assets and liabilities in are insured. The Company and its subsidiaries maintain insurance coverage against property damages, loss of revenue arising from such damages, etc. Management understands that the amount insured is sufficient to assure the integrity of assets and the continuity of operations, and the compliance with the rules set out in the Concession Agreements.

The insurance policies provide the following coverage, per risk and type of asset:

	2020	2019
Insurance line
Operational risks and loss of profits	800,000	800,000
Civil liability - third parties (*)	415,740	322,408
Fire – inventories	170,000	170,000
Theft - inventories	20,000	20,000
Civil liability - general	30,000	30,000
Civil liability - vehicles	2,000	2,000

(*) Based on the foreign exchange rate prevailing at December 31, 2020 (ptax): R$5.1967 = US$1.00